UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                                      --------------------------

Check here if Amendment /  /; Amendment Number:
                                                      --------------------------
   This Amendment (Check only one.):     /   /  is a restatement.
                                         /   /  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Causeway Capital Management LLC
               ------------------------------------------------------
Address:       11111 Santa Monica Blvd
               ------------------------------------------------------
               15th Floor
               ------------------------------------------------------
               Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:  28-    11728
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
                 -------------------------------------------------
Title:           Chief Compliance Officer
                 -------------------------------------------------
Phone:           310-231-6107
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gracie V. Fermelia         Los Angeles, CA                   August 11, 2009
----------------------------   -------------------------         ---------------
      [Signature]               [City, State]                          [Date]


X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/   /     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

/   /     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                                        ------------------------


Form 13F Information Table Entry Total:                 66
                                                        ------------------------

Form 13F Information Table Value Total:                 $71,706
                                                        ------------------------
                                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None




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
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                           FORM 13-F INFORMATION TABLE


   COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHRS OR    SH/  PUT/    INVESTMENT  OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN  CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP            COM                020002101       327    13,399    SH              SOLE        NO     13,399

CISCO SYS INC            COM                17275R102       389    20,875    SH              SOLE        NO     20,875

DISNEY WALT CO           COM DISNEY         254687106       612    26,248    SH              SOLE        NO     26,248

HALLIBURTON CO           COM                406216101       329    15,900    SH              SOLE        NO     15,900

HARLEY DAVIDSON
INC                      COM                412822108       546    33,700    SH              SOLE        NO     33,700

METLIFE INC              COM                59156R108       604    20,115    SH              SOLE        NO     20,115

MICROSOFT CORP           COM                594918104       646    27,157    SH              SOLE        NO     27,157

RENT A CTR INC
NEW                      COM                76009N100        64     3,600    SH              SOLE        NO      3,600

ROCKWELL
COLLINS INC              COM                774341101       588    14,088    SH              SOLE        NO     14,088

TRANSOCEAN LTD           REG SHS            H8817H100       605     8,141    SH              SOLE        NO      8,141

UNITEDHEALTH
GROUP INC                COM                91324P102       585    23,414    SH              SOLE        NO     23,414

ASML HOLDING N V         NY REG SHS         N07059186       2,357  108,885   SH              SOLE        NO    108,885

AXA                      SPONSORED
                         ADR                054536107       1,783   94,049   SH              SOLE        NO     94,049

BRITISH AMERN            SPOONSORED
TOB PLC                  ADR                110448107       2,228   39,935   SH              SOLE        NO     39,935

ERICSSON L M TEL         ADR B SEK
CO                       10                 294821608       1,967  201,155   SH              SOLE        NO    201,155
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

   COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHRS OR    SH/  PUT/    INVESTMENT  OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN  CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

FRANCE TELECOM           SPONSORED
                         ADR                35177Q105       1,958   85,825   SH              SOLE        NO     85,825

GLAXOSMITHKLINE          SPONSORED
PLC                      ADR                37733W105           8      235   SH              SOLE        NO        235

HONDA MOTOR LTD          AMERN SHS          438128308         857   31,305   SH              SOLE        NO     31,305

HSBC HOLDINGS            SPON ADR
PLC                      NEW                404280406       2,055   49,204   SH              SOLE        NO     49,204

MANULIFE FINL
CORP                     COM                56501R106       1,741  100,363   SH              SOLE        NO    100,363

MITSUBISHI UFJ           SPONSORED
FINL GROUP IN            ADR                606822104       1,861  303,146   SH              SOLE        NO    303,146


NOVARTIS A G             SPONSORED
                         ADR                66987V109       1,841   45,144   SH              SOLE        NO     45,144

PRECISION
DRILLING TR              TR UNIT            740215108       1,216  249,082   SH              SOLE        NO    249,082


REED ELSEVIER N V        SPONSORED ADR      758204101       2,013   91,394   SH              SOLE        NO     91,394


RIO TINTO PLC            SPONSORED ADR      767204100       1,450    8,846   SH              SOLE        NO      8,846

SANOFI AVENTIS           SPONSORED ADR      80105N105       1,976   67,000   SH              SOLE        NO     67,000

SIEMENS A G              SPONSORED ADR      826197501       2,830   40,908   SH              SOLE        NO     40,908

TELEFONICA S A           SPONSORED ADR      879382208       2,651   39,045   SH              SOLE        NO     39,045

TELUS CORP               NON-VTG SHS        87971M202      1,487    57,630   SH              SOLE        NO     57,630

UBS AG                   SHS NEW            H89231338      1,732   141,865   SH              SOLE        NO    141,865

VODAFONE GROUP           SPON ADR
PLC NEW                  NEW                92857W209      1,312    67,313   SH              SOLE        NO     67,313
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



   COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHRS OR    SH/  PUT/    INVESTMENT  OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN  CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL            SPON ADR L
SAB DE CV                SHS                02364W105        585    15,100   SH              SOLE        NO     15,100


AU OPTRONICS             SPONSORED
CORP                     ADR                002255107      1,676   173,173   SH              SOLE        NO    173,173

BRASIL TELECOM           SPONS ADR
SA                       PFD                10553M101        331   16,900    SH              SOLE        NO     16,900

CELLCOM ISRAEL LTD       SHS                M2196U109          2       84    SH              SOLE        NO         84

CEMEX SAB DE CV          SPON ADR NEW       151290889        674   72,170    SH              SOLE        NO     72,170

CHECK POINT SOFTWARE
TECH LT                  ORD                M22465104      1,223   52,100    SH              SOLE        NO     52,100

CHINA LIFE INS CO LTD    SPON ADR REP H     16939P106        227    4,100    SH              SOLE        NO      4,100

CHINA MOBILE LIMITED     SPONSORED ADR      16941M109      1,753   35,000    SH              SOLE        NO     35,000

CHINA PETE & CHEM CORP   SPON ADR H SHS     16941R108      1,585   20,900    SH              SOLE        NO     20,900

CHUNGHWA TELECOM CO LTD  SPON ADR NEW       17133Q304        572   31,709    SH              SOLE        NO     31,709

COMPANHIA DE             SPONSORED
SANEAMENTO BASI          ADR                20441A102      1,050   35,000    SH              SOLE        NO     35,000

CNOOC LTD                SPONSORED ADR      126132109      1,735   14,100    SH              SOLE        NO     14,100

GOLD FIELDS LTD          SPONSORED
NEW                      ADR                38059T106        600   49,800    SH              SOLE        NO     49,800

ICICI BK LTD             ADR                45104G104        251    8,500    SH              SOLE        NO      8,500

INFOSYS TECHNOLOGIES
LTD                      SPONSORED ADR      456788108         66    1,800    SH              SOLE        NO      1,800
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

   COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHRS OR    SH/  PUT/    INVESTMENT  OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN  CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

ISHARES TR               MSCI EMERG MKT     464287234        493   15,300    SH              SOLE        NO     15,300

ITAU UNIBANCO
BANCO MULTIPL            SPONS ADR          465562106        473   29,900    SH              SOLE        NO     29,900

LG DISPLAY CO LTD        SPONS ADR REP      50186V102        688   55,100    SH              SOLE        NO     55,100

MECHEL OAO               SPONSORED ADR      583840103      1,155  138,300    SH              SOLE        NO    138,300

MOBILE TELESYSTEMS OJSC  SPONSORED ADR      607409109         92    2,500    SH              SOLE        NO      2,500

NETEASE COM INC          SPONSORED ADR      64110W102      1,456   41,400    SH              SOLE        NO     41,400

PETROCHINA CO LTD        SPONSORED ADR      71646E100         99      900    SH              SOLE        NO        900

PETROLEO
BRASILEIRO SA            SP ADR NON
PETRO                    VTG                71654V101      1,688   50,600    SH              SOLE        NO     50,600

PETROLEO
BRASILEIRO SA            SPONSORED
PETRO                    ADR                71654V408      2,877   70,200    SH              SOLE        NO     70,200

POSCO                    SPONSORED ADR      693483109         99    1,200    SH              SOLE        NO      1,200

SASOL LTD                SPONSORED ADR      803866300         10      300    SH              SOLE        NO        300

SHANDA INTERACTIVE
ENTMT LTD                SPONSORED ADR      81941Q203      1,061   20,300    SH              SOLE        NO     20,300

SOHU COM INC             COM                83408W103        126    2,000    SH              SOLE        NO      2,000

TAIWAN
SEMICONDUCTOR            SPONSORED
MFG LTD                  ADR                874039100      1,512  161,485    SH              SOLE        NO    161,485
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                                       6

   COLUMN 1                COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHRS OR    SH/  PUT/    INVESTMENT  OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT    PRN  CALL    DISCRETION  MANAGERS  SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

TELE NORTE LESTE         SPON ADR
PART S A                 PFD                879246106        393   26,400    SH              SOLE        NO     26,400

TEVA
PHARMACEUTICAL
INDS LTD                 ADR                881624209      2,858   57,924    SH              SOLE        NO     57,924

VALE S A                 ADR                91912E105      1,756   99,600    SH              SOLE        NO     99,600

                         ADR
VALE S A                 REPSTG PFD         91912E204        157   10,200    SH              SOLE        NO     10,200

VANGUARD INTL            EMR MKT
EQUITY INDEX F           ETF                922042858        509   16,000    SH              SOLE        NO     16,000

YANZHOU COAL             SPON ADR
MNG CO LTD               H SHS              984846105      1,254   91,100    SH              SOLE        NO     91,100
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